Earnings Per Share	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Note 3 – Earnings Per Share

A reconciliation of basic and diluted shares follows (in thousands):

	Three months ended March 31,
	2012	2011

Average common shares outstanding - basic	122,725	125,431
Effect of dilutive securities - stock-based compensation	1,071	1,757
Average common shares - diluted	123,796	127,188

There were no adjustments to net income required for purposes of computing diluted earnings per share.

Stock options and appreciation rights granted under share-based compensation plans are antidilutive and excluded from the diluted earnings per share when their exercise or strike price exceeds the average stock market price during the period.  The following table sets forth antidilutive shares excluded from diluted earnings per share.  Such securities could potentially dilute earnings per share in the future (in thousands):

	Three months ended March 31,
	2012	2011

Employee and director stock options	42	42
Stock appreciation rights	590	0
Total potentially dilutive shares	632	42